Capital Stock	12 Months Ended
Feb. 28, 2015
Share-based Compensation [Abstract]
Capital Stock
CAPITAL STOCK

(a)	Capital stock
The Company is authorized to issue an unlimited number of non-voting, redeemable, retractable Class A common shares, an unlimited number of voting common shares and an unlimited number of non-voting, cumulative, redeemable, retractable preferred shares. At February 28, 2015 and March 1, 2014, there were no Class A common shares or preferred shares outstanding.
The following details the changes in issued and outstanding common shares for the three years ended February 28, 2015:

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at March 3, 2012	524,160	$2,446	8,711	$(299)
Stock-based compensation	—	86	—	—
Tax deficiencies related to stock-based compensation	—	(11)	—	—
Purchase of treasury stock	—	—	3,006	(25)
Treasury shares released for RSU settlements	—	(90)	(2,697)	90
Common shares outstanding as at March 2, 2013	524,160	2,431	9,020	(234)
Exercise of stock options	417	3	—	—
Common shares issued for RSU settlements	1,975	—	—	—
Stock-based compensation	—	68	—	—
Tax deficiencies related to stock-based compensation	—	(13)	—	—
Purchase of treasury stock	—	—	1,641	(16)
Treasury shares released for RSU settlements	—	(71)	(3,001)	71
Common shares outstanding as at March 1, 2014	526,552	2,418	7,660	(179)
Exercise of stock options	945	6	—	—
Common shares issued for RSU settlements	1,305	—	—	—
Stock-based compensation	—	50	—	—
Excess tax benefit related to stock-based compensation	—	8	—	—
Purchase/sale of treasury stock	—	—	(6,033)	141
Treasury shares released for RSU settlements	—	(38)	(1,627)	38
Common shares outstanding as at February 28, 2015	528,802	$2,444	$—	$—

The Company had 529 million voting common shares outstanding, 1 million options to purchase voting common shares, 26 million RSUs and 0.3 million DSUs outstanding as at March 23, 2015.

(b)	Stock-based compensation
Stock Options
The Company recorded a charge to income and a credit to paid-in-capital of approximately $2 million in fiscal 2015 (fiscal 2014 - $5 million; fiscal 2013 - $8 million) in relation to stock-based compensation expense.
The Company has presented excess tax deficiencies from the exercise of stock-based compensation awards as a financing activity in the consolidated statements of cash flows.
Stock options previously granted under the Prior Plans generally vest over a period of three years to a maximum of five years, and are generally exercisable over a period of five years to a maximum of seven years from the grant date. The Company issues new shares to satisfy stock option exercises. There are 5 million shares in the equity pool available for future grants under the Equity Plan as at February 28, 2015.
A summary of option activity since March 3, 2012 is shown below:

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at March 3, 2012	3,618	$73.86
Granted during the year	5,288	7.86
Forfeited/cancelled/expired during the year	(1,646)	60.86
Balance as at March 2, 2013	7,260	27.53
Exercised during the year	(417)	7.36
Forfeited/cancelled/expired during the year	(3,576)	42.55
Balance as at March 1, 2014	3,267	12.08
Granted during the year	526	10.06
Exercised during the year	(945)	7.13
Forfeited/cancelled/expired during the year	(1,362)	17.10
Balance as at February 28, 2015	1,486	$9.34	3.11	$5
Vested and expected to vest as at February 28, 2015	1,434	$9.39	3.09	$4
Exercisable as at February 28, 2015	566	$11.36	2.39	$2

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on February 28, 2015 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on February 28, 2015. The intrinsic value of stock options exercised during fiscal 2015, calculated using the average market price during the year, was approximately $2.46 per share.
A summary of unvested stock options since March 1, 2014 is shown below:

	Options Outstanding
	Number (000’s)	Weighted-Average Grant Date Fair Value
Balance as at March 1, 2014	1,977	$4.48
Granted during the year	526	—
Vested during the year	(600)	—
Forfeited during the year	(983)	—
Balance as at February 28, 2015	920	$4.27

As at February 28, 2015, there was $5 million of unrecognized stock-based compensation expense related to unvested stock options which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.29 years. The total fair value of stock options vested during the year ended February 28, 2015 was $3 million (March 1, 2014 - $8 million, March 2, 2013 - $14 million).
Cash received from the stock options exercised for the year ended February 28, 2015 was $6 million (March 1, 2014 - $3 million; March 2, 2013 - nil). There were no tax deficiencies incurred by the Company related to stock options exercised at February 28, 2015 (March 1, 2014 – tax deficiency of $2 million; March 2, 2013 – tax deficiency of $1 million).
During the year ended February 28, 2015, there were 526,091 stock options granted (March 1, 2014 - nil; March 2, 2013 - 5,288,040). The weighted-average fair value of these grants was calculated using the BSM option-pricing model with the following assumptions:

February 28, 2015
Weighted-average grant date fair value of stock options granted during the period	$4.32
Assumptions:
Risk-free interest rates	1.25%
Expected life in years	3.67
Expected dividend yield	—%
Volatility	56.59%

Restricted Share Units
The Company recorded compensation expense with respect to RSUs of approximately $48 million in the year ended February 28, 2015 (March 1, 2014 - $63 million; March 2, 2013 - $78 million).
A summary of RSU activity since March 3, 2012 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted- Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at March 3, 2012	8,595	$31.96
Granted during the year	11,189	7.94
Vested during the year	(2,697)	38.96
Forfeited/cancelled during the year	(1,902)	25.46
Balance as at March 2, 2013	15,185	13.83
Granted during the year	21,741	7.39
Vested during the year	(4,977)	17.11
Forfeited/cancelled during the year	(7,604)	11.44
Balance as at March 1, 2014	24,345	8.15
Granted during the year	9,530	9.72
Vested during the year	(2,928)	13.73
Forfeited/cancelled during the year	(4,946)	9.55
Balance as at February 28, 2015	26,001	$7.84	2.58	$281
Vested and expected to vest February 28, 2015	25,001	$7.79	2.61	$270

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on February 28, 2015 that would have been received by RSU holders if all RSUs had been vested on February 28, 2015.
The excess tax benefit incurred by the Company related to the RSUs vested was $8 million for the year ended February 28, 2015 (March 1, 2014 - tax deficiency of $11 million; March 2, 2013 - tax deficiency of $10 million).
Previously, the Company contributed capital to a trust account to enable a trustee to purchase shares on the open market in connection with the vesting of certain RSUs awarded by the Company. During the year ended February 28, 2015, the trustee purchased nil and sold 6,032,719 common shares for consideration of approximately $61 million (March 1, 2014 - 1,641,447 common shares were purchased for total cash consideration of approximately $16 million), which was remitted to the Company as a return of contributions. With the sale, the trustee no longer holds shares, and the Company expects to settle vested RSUs by issuing new common shares from treasury.
As at February 28, 2015, there was $153 million of unrecognized compensation expense related to RSUs that will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.86 years.
During the year ended February 28, 2015, there were 9,530,093 RSUs granted (March 1, 2014 - 21,741,154), all of which when vested will be settled with the issuance of new common shares of the Company.
Deferred Share Units
The Company issued 108,954 DSUs in the year ended February 28, 2015. There were 0.3 million DSUs outstanding as at February 28, 2015 (March 1, 2014 - 0.2 million). The Company had a liability of $3.3 million in relation to the DSU Plan as at February 28, 2015 (March 1, 2014 - $2.4 million).